OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Cash and cash equivalents	$ 196,662	$ 202,079	$ 178,055
Restricted cash	2,459	48,447	0
Cash, cash equivalents and restricted	199,121	$ 250,526	$ 178,055	$ 380,223	$ 96,656
Post-emergence Bankruptcy
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Restricted cash	800
Norway Withholding Taxes
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Restricted cash	$ 1,700